Temporary Equity	9 Months Ended
Sep. 30, 2021
Temporary Equity
Temporary Equity

Note 8 – Temporary Equity

Series B Redeemable Convertible Preferred Stock

On September 28, 2021, Surna Inc. (the “Company”) sold to an institutional investor (the “Investor”), 3,300 shares of Series B Convertible Preferred Stock, stated value $1,000 per share, currently convertible into 57,894,738 shares of common stock, and a warrant to purchase up to 28,947,368 shares of common stock (“Investor Warrant”), for an aggregate purchase price of $3,000,000 (“Consideration”). The Company will receive net proceeds of approximately $2,625,000. The Company has received net proceeds of approximately $1,260,000 in the quarter and will receive the remaining $1,365,000 pursuant to the terms of the escrow.

The Series B Preferred Stock has an annual dividend of 8% and has an initial common stock conversion price of $0.057. The conversion rate is subject to adjustment in various circumstances, including stock splits, stock dividends, pro rata distributions, fundamental transactions and upon a triggering event and subject to reset if the common stock of the Company sold in any subsequent equity transaction, including a qualified offering, is sold at a price below the then conversion price. The Series B Preferred Stock is mandatorily convertible on the third anniversary of its issuance. All conversions of the Series B Preferred Stock are subject to a blocker provision of 4.99%. The Company will reserve 200% of the number of shares of common stock into which the Series B Preferred Stock and Investor Warrant may be converted or exercised.

Pending completion of an amendment to the certificate of incorporation to increase the number of authorized shares of common stock and redeem the outstanding Series A Preferred Stock, as required by the Investor, $1,365,000 of the Consideration was placed in escrow. The Company filed a Schedule 14C to affect the amendment and expects the amendment process to be completed in early November, at which time the escrowed amount will be released to the Company. If the amendment process is not achieved by December 7, 2021, then the Company will redeem, at 120% of the stated value of $1,000 per share, 1,650 shares of the Series B Preferred Stock, and pay the dividend amount due thereon at 8% to the date of redemption. The Series B Preferred Stock will be redeemed at the demand by the holders, at 120% of the stated value of $1,000, at any time after the earlier of (x) the consummation by the Company of a qualified offering, or (y) the first anniversary of the issuance of the Series B Preferred Shares.

The Investor was granted a right of participation in future private offerings and has agreed to a 180-day lock-up in connection with a qualified offering. A “qualified offering” is the first public offering after the sale of the Series B Preferred Stock in which the common stock of the Company is listed on a national exchange.

The Investor Warrant may be exercised until September 28, 2024, at an initial exercise price of $0.063, subject to adjustment. The Investor Warrant provides for cashless exercise if the underlying shares of common stock are not registered for resale, and all issuances of common stock upon exercise are subject to a 4.99% blocker provision.

The Company granted the Investor registration rights for the shares of common stock underlying the Series B Preferred Stock and the Investor Warrants. The Company must file a registration statement no later than 180 days after the date of a qualified offering and have it effective in 45 days if there is no Securities and Exchange Commission (“SEC”) review, or if there is a review, within 75 days. The Company must keep the registration statement effective until all the shares registered have been sold or may be sold under Rule 144, without regard to volume and holding period restrictions.

The Company engaged ThinkEquity LLC (“ThinkEquity”) as its placement agent and paid a total cash fee of 9%, or $270,000, and its expenses, less prepaid expenses, and issued to ThinkEquity and its designees a warrant to purchase up to an aggregate of 5,210,526 shares of common stock. The exercise price of the warrant initially will be $0.0693 per share, subject to typical adjustment provisions, and exercisable for a term of three years. The warrant has registration rights.

Surna Inc.

Notes to Condensed Consolidated Financial Statements

September 30, 2021

(in US Dollars except share numbers)

(Unaudited)

Probability of Redemption: As it was considered probable the Series B Preferred stock will become redeemable outside of the Company’s control, the Series B Preferred stock needs to be disclosed as temporary equity and restated at the balance sheet date at its redemption value of 120% the stated value of $1,000 per share, or $3,960,000. As a result, on September 30, 2021, the Company adjusted the carrying value of the Series B Preferred Stock to its redemption value of $3,960,000 and recorded a $2,262,847 non-cash redemption value adjustment. This redemption value adjustment is treated as similar to a dividend on the preferred stock for GAAP purposes; accordingly, the redemption value adjustment is therefore added to the “Net Loss” to arrive at “Net Loss Attributable to Common Shareholders’” on the Company’s Consolidated Statements of Operations. In addition, since the Company does not have a balance of retained earnings, the redemption value adjustment was recorded against additional paid-in capital.

Series B Redeemable Convertible Stock Subscription Receivable

Of the net proceeds of $2,624,874 receivable under the Securities Purchase Agreement relating to the Series B preferred stock and related warrants, $1,365,000 was put into escrow pending the completion of i) an amendment to the Articles of Incorporation to increase the number of authorized shares of common stock to 850,000,000 shares, (ii) the redemption of the outstanding shares of Series A Preferred Stock of the Company for common stock at the rate of 1 share of common stock for each 100 shares of preferred stock that is currently issued and outstanding, (iii) the authorization of a reverse stock split of the common stock in connection with the listing of the common stock on an eligible market (as defined in the Purchase Agreement), and, if the number of authorized shares of common stock is reduced in connection with such reverse stock split, the subsequent increase of the authorized shares of capital stock of the Company within established limits, at any time prior to June 30, 2022, and (iv) an amendment to the articles of incorporation to change the corporate name of the Company to CEA Industries Inc. If these amendments are completed by December 7, 2021, then the remaining $1,365,000 funds held in escrow will be released to the Company.

Accordingly, as of September 30, 2021, these funds were disclosed as Series B Redeemable Convertible Stock Subscription Receivable on the Company’s consolidated balance sheet